INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	₽ (3,810)	$ (51.6)	₽ (1,730)	₽ (922)
Charged to expenses	(3,428)	(46.4)	(2,285)	(850)
Foreign currency translation adjustment	(272)	(3.7)	205	42
Acquisition-related change	(1,094)	(14.8)
Other	764	10.4
Balance at the end of the period	₽ (7,840)	$ (106.1)	₽ (3,810)	₽ (1,730)